FAIR VALUE (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of goodwill	¥ (18,456)	¥ (729)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	3,274	50
Intangible assets	3,378
Losses on impairment of property, plant and equipment	(2,397)	(1,518)	¥ (286)
Losses on impairment of intangible assets	(882)
Losses on impairment of goodwill	(18,456)	(729)
Fair Value, Measurements, Nonrecurring | Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-marketable equity securities	0	24	0
Losses on impairment of securities	(2)	(109)	(1)
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	3,274	50
Intangible assets	3,378
Fair Value, Measurements, Nonrecurring | Level 3 | Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-marketable equity securities	¥ 0	¥ 24	¥ 0